Summary of Significant Accounting Policies and Recently Issued Accounting Standards - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013 Bank	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 European Accounts Receivable Securitization And Purchase Program [Member] Bank	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2013 Minimum [Member] Buildings [Member]	Dec. 31, 2013 Minimum [Member] Other Property and Equipment [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Machinery and equipment [Member]	Dec. 31, 2013 Maximum [Member] Buildings [Member]	Dec. 31, 2013 Maximum [Member] Other Property and Equipment [Member]	Dec. 31, 2012 Restatement Adjustment [Member]	Dec. 31, 2012 Previously Reported [Member]
Significant Accounting Policies [Line Items]
Misclassification adjustment of non-current deferred tax assets													$ 105.5
Misclassification adjustment of non-current deferred tax liabilities													105.5
Non-current deferred tax assets	63.1	150.3												255.8
Non-current deferred tax liabilities	278.6	366.7												472.5
Charges for rebates and other allowances	9.00%	9.00%	6.00%
Research and development costs	$ 133	$ 135	$ 105
Tax benefits realization percentage upon settlement	50.00%
Number of banks involved in sale of fractional ownership interest of accounts receivable	2			2
Useful life						5 years	20 years	2 years		10 years	40 years	10 years
Finite lived identifiable intangible assets useful life	9 years 6 months				3 years				15 years
Percentage of identifiable intangible assets in consolidated total assets	11.00%	12.00%